Disclosure of information on segments - Reconciliation of segment assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information on segments [Line Items]
Assets	$ 4,561,811	$ 3,979,617	$ 4,107,274
Elimination Of assets Of Equity Accounted Investees, Not Consolidated	(8,598,678)	(8,250,964)	(8,189,339)
Elimination of the Subsidiaries And Associates of The Parent Company	(914,940)	(1,005,368)	(1,111,454)
Elimination of Segment Assets Intercompany Receivables	(15,188)	(57,810)	(64,708)
Elimination of Other Segment Assets	26,714	17,486	23,210
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Assets	$ 14,063,903	$ 13,276,273	$ 13,449,565